Financial instruments	6 Months Ended
Jun. 30, 2020
Financial instruments
Financial instruments

4. Financial instruments

The Group’s activities expose it to a variety of financial risks: market risk (including foreign currency risk), cash flow and fair value interest rate risk, credit risk and liquidity risk. The condensed consolidated interim financial statements do not include all financial risk management information and disclosures required in the annual financial statements, and they should be read in conjunction with the Group’s annual financial statements for the year ended December 31, 2019.